Summary of Significant Accounting Policies - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 1,824,554	$ 2,081,273	$ 2,631,405
Concentration risk, percentage	7.70%	12.60%	14.20%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	6.00%	2.30%
Accounts receivable, net	$ 60,629	$ 38,884
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 4,119,657	$ 2,991,256	$ 3,362,796
Concentration risk, percentage	17.50%	18.10%	18.10%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	8.40%	8.00%
Accounts receivable, net	$ 83,948	$ 134,812
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 1,215,678	$ 2,647,457	$ 4,065,106
Concentration risk, percentage	5.20%	16.00%	21.90%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	16.40%	13.00%
Accounts receivable, net	$ 165,043	$ 219,836
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 5,900,599	$ 351,355
Concentration risk, percentage	25.10%	2.10%	0.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	11.40%	9.00%
Accounts receivable, net	$ 114,387	$ 155,790
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Major customers representing more than 10% of the Company’s revenues
Revenues	$ 13,060,488	$ 8,071,341	$ 10,059,307
Concentration risk, percentage	55.50%	48.80%	54.20%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	42.20%	32.30%
Accounts receivable, net	$ 424,007	$ 549,322
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of revenues [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	4.20%	8.30%	13.40%
Cost of revenue	$ 888,469	$ 1,176,108	$ 2,233,892
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	3.80%	3.40%
Accounts payables, net	$ 28,413	$ 78,224
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of revenues [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	0.50%	5.40%	10.90%
Cost of revenue	$ 100,762	$ 760,007	$ 1,815,015
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	1.60%	0.00%
Accounts payables, net	$ 12,102
Supplier Concentration Risk [Member] | Panaicia Pty Ltd [Member] | Cost of revenues [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	59.40%	45.80%	33.10%
Cost of revenue	$ 12,593,926	$ 6,462,561	$ 5,526,462
Supplier Concentration Risk [Member] | Panaicia Pty Ltd [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	0.00%	68.70%
Accounts payables, net		$ 1,563,137
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of revenues [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	7.30%	10.90%	23.10%
Cost of revenue	$ 1,542,080	$ 1,543,703	$ 3,852,869
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	36.90%	12.50%
Accounts payables, net	$ 275,019	$ 284,872
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of revenues [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	12.20%	6.70%	0.00%
Cost of revenue	$ 2,591,320	$ 944,063
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	26.70%	2.10%
Accounts payables, net	$ 198,892	$ 48,762
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of revenues [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	83.60%	77.10%	80.50%
Cost of revenue	$ 17,716,557	$ 10,886,442	$ 13,428,238
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Major customers representing more than 10% of the Company’s revenues
Concentration risk, percentage	69.00%	86.70%
Accounts payables, net	$ 514,426	$ 1,974,995